N-4	Oct. 23, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Oct. 23, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Appendix A – Funds Available Under the Contract: The following fund will be added to your list of available fund options and available on or about November 17, 2025.

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class advised by Lincoln Financial Investment Corporation	0.98%	N/A	N/A	N/A

The Board of Trustees of Lincoln Variable Insurance Products Trust recently approved a new sub-advisory agreement between Lincoln Financial Investments Corporation and Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust (“NIFA”) and a new sub-sub-advisory agreement between NIFA and Macquarie Investment Management Global Limited (together, the “New Sub-Advisory Agreements”). The New Sub-Advisory Agreements were approved in connection with the acquisition of Macquarie Asset Management’s U.S. and European public investments business (the “Acquisition”). The New Sub-Advisory Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about November 1, 2025 (the “Acquisition Date”). As of the Acquisition Date, the following fund names will be revised accordingly. The Acquisition will not affect the fees or expenses of the funds.

Former Fund Name	New Fund Name
LVIP Macquarie Diversified Floating Rate Fund	LVIP Nomura Diversified Floating Rate Fund
LVIP Macquarie High Yield Fund	LVIP Nomura High Yield Fund
LVIP Macquarie Mid Cap Value Fund	LVIP Nomura Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund	LVIP Nomura Social Awareness Fund
LVIP Macquarie U.S. Growth Fund	LVIP Nomura U.S. Growth Fund
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund

All other information about the funds, including principal investment strategies, can be found in the fund’s prospectus.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for November 17, 2025, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

Applicable Riders/Investment Requirement Option	Purchase Date Range	Investment Requirement Change

o         Lincoln ProtectedPay Select Core® and Estate LockSM

o        Lincoln ProtectedPay Select Core®

o        Lincoln ProtectedPay Select Plus®

o        Lincoln ProtectedPay Select Max®

o        Lincoln Market Select® Advantage

o        Lincoln Max 6SM Advantage

o        Lincoln Wealth PassSM

o        4LATER® Select Advantage

o        Lincoln Long-Term CareSM Advantage

o        i4LIFE® Advantage Select Guaranteed Income Benefit*

o     Transitions from a Prior Rider to i4LIFE® Advantage Select Guaranteed Income Benefit

	On or after August 29, 2016 (October 3, 2016 for existing Contractowners)	LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 80% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value.
o Lincoln Market Select® Advantage o Lincoln Long-Term CareSM Advantage o i4LIFE® Advantage Guaranteed Income Benefit (version 4)	On or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowers)	LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value
o Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) o i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) o 4LATER® Advantage (Managed Risk)	Prior to October 5, 2015	LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value
o Option 2	N/A	LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 75% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value

*Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, and on and after August 19, 2024.

Variable Option [Line Items]
Prospectuses Available [Text Block]	Appendix A – Funds Available Under the Contract: The following fund will be added to your list of available fund options and available on or about November 17, 2025.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class advised by Lincoln Financial Investment Corporation	0.98%	N/A	N/A	N/A

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for November 17, 2025, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

Applicable Riders/Investment Requirement Option	Purchase Date Range	Investment Requirement Change

o         Lincoln ProtectedPay Select Core® and Estate LockSM

o        Lincoln ProtectedPay Select Core®

o        Lincoln ProtectedPay Select Plus®

o        Lincoln ProtectedPay Select Max®

o        Lincoln Market Select® Advantage

o        Lincoln Max 6SM Advantage

o        Lincoln Wealth PassSM

o        4LATER® Select Advantage

o        Lincoln Long-Term CareSM Advantage

o        i4LIFE® Advantage Select Guaranteed Income Benefit*

o     Transitions from a Prior Rider to i4LIFE® Advantage Select Guaranteed Income Benefit

	On or after August 29, 2016 (October 3, 2016 for existing Contractowners)	LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 80% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value.
o Lincoln Market Select® Advantage o Lincoln Long-Term CareSM Advantage o i4LIFE® Advantage Guaranteed Income Benefit (version 4)	On or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowers)	LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value
o Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) o i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) o 4LATER® Advantage (Managed Risk)	Prior to October 5, 2015	LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value
o Option 2	N/A	LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 75% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value

*Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, and on and after August 19, 2024.

LVIP American Funds Vanguard Active Passive Growth Fund – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investment Corporation
Current Expenses [Percent]	0.98%
LVIP Nomura Diversified Floating Rate Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura Diversified Floating Rate Fund
LVIP Nomura High Yield Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura High Yield Fund
LVIP Nomura Mid Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura Mid Cap Value Fund
LVIP Nomura SMID Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura SMID Cap Core Fund
LVIP Nomura Social Awareness Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura Social Awareness Fund
LVIP Nomura U.S. Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura U.S. Growth Fund
LVIP Nomura U.S. REIT Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura U.S. REIT Fund